STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 477,657	$ (218,463)	$ (22,959)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Accrued interest	2,903	3,905	229
Accretion expense	16,308	15,687	12,669
Amortization of debt discount	51,000	21,000	(0)
Change in fair value of derivative liabilities	(195,252)	59,773	(24,687)
Loss on issuance of convertible note	(0)	55,049	(0)
Gain on disposal of oil and gas properties	0	0	(29,437)
Change in PetroSteam license	0	59,828	0
Change in assets and liabilities
GST receivable	(6,881)	(101)	(66)
Royalty receivable	(19,959)	(19,619)	0
Prepaid expenses	(6,591)	(4,106)	461
Accounts payable and accrued liabilities	7,716	(58,864)	43,956
Accrued liabilities – related party	(21,907)	0	(27)
Asset retirement obligation	(143,950)	0	0
Net cash provided by (used in) operating activities	161,044	(85,911)	(19,861)
Cash flows from investing activities
Reclamation Deposits	(1,798)	(509)	(882)
Proceeds from the sale of property	0	0	29,437
Net cash provided by (used in) investing activities	(1,798)	(509)	28,555
Cash flows from financing activities
Proceeds from exercise of options and warrants	0	0	5,000
Proceeds from issuance of convertible note	0	72,000	0
Payments on convertible note	(78,209)	0	0
Net cash provided by (used in) financing activities	(78,209)	72,000	5,000
Foreign exchange effect on cash	(7,828)	399	3,466
Net increase (decrease) in cash	73,209	(14,021)	17,160
Cash, beginning balance	7,696	21,717	4,557
Cash, ending balance	80,905	7,696	21,717
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Debt discount due to derivative liabilities	$ 0	$ 72,000	$ 0